Quarterly Holdings Report
for
Strategic Advisers® Small-Mid Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2024
SMC-NPRT1-0724
1.912862.113
Common Stocks - 76.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	2,606	63,430
Bandwidth, Inc. Class A, (a)	14,245	286,752
Cogent Communications Group, Inc.	1,564	92,620
Frontier Communications Parent, Inc. (a)(b)	22,281	594,011
GCI Liberty, Inc. Class A (Escrow) (c)	105,502	1
Iridium Communications, Inc.	150,936	4,544,683
Liberty Latin America Ltd. Class A (a)	360	3,265
		5,584,762
Entertainment - 0.1%
Lions Gate Entertainment Corp. Class B (a)	14,021	108,242
Live Nation Entertainment, Inc. (a)	17,755	1,664,354
Marcus Corp. (b)	8,921	95,009
Playtika Holding Corp.	167,500	1,463,950
Roku, Inc. Class A (a)	35,934	2,062,612
Take-Two Interactive Software, Inc. (a)	19,866	3,185,712
TKO Group Holdings, Inc.	38,090	4,154,476
Vivid Seats, Inc. Class A (a)(b)	261,498	1,320,565
		14,054,920
Interactive Media & Services - 1.1%
Angi, Inc. Class A, (a)	6,331	12,789
Baidu, Inc. sponsored ADR (a)	54,538	5,301,094
Bumble, Inc. (a)	162,666	1,903,192
CarGurus, Inc. Class A (a)	638,259	15,452,250
Cars.com, Inc. (a)	215,572	4,361,022
EverQuote, Inc. Class A (a)	29,433	703,154
IAC, Inc. (a)	149,261	7,431,705
MediaAlpha, Inc. Class A (a)	4,975	88,456
Meta Platforms, Inc. Class A	4,634	2,163,290
QuinStreet, Inc. (a)	356,596	6,279,656
Reddit, Inc. Class A	61,465	3,333,862
Shutterstock, Inc. (b)	63,949	2,598,248
Taboola.com Ltd. (a)	96,667	387,635
TripAdvisor, Inc. (a)	344,103	6,314,290
Yelp, Inc. (a)	199,142	7,362,280
Ziff Davis, Inc. (a)	616,930	35,541,337
ZipRecruiter, Inc. (a)	1,031,412	10,427,575
		109,661,835
Media - 0.5%
AMC Networks, Inc. Class A (a)	69,600	1,206,864
Cable One, Inc. (b)	4,592	1,772,099
Criteo SA sponsored ADR (a)	198,212	7,734,232
EchoStar Corp. Class A (a)	32,615	626,208
Fox Corp. Class A	112,200	3,863,046
Gray Television, Inc.	3,678	22,951
Ibotta, Inc.	14,544	1,412,659
Integral Ad Science Holding Corp. (a)	15,928	147,493
Interpublic Group of Companies, Inc.	91,107	2,858,027
Liberty Media Corp. Liberty SiriusXM Class A	90,950	2,067,294
Nexstar Media Group, Inc. Class A (b)	117,289	19,433,614
TechTarget, Inc. (a)	2,087	63,069
TEGNA, Inc. (b)	601,336	8,965,920
Thryv Holdings, Inc. (a)(b)	48,131	1,014,120
		51,187,596
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	23,365	464,730
TOTAL COMMUNICATION SERVICES		180,953,843
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.9%
Adient PLC (a)	375,258	10,597,286
Autoliv, Inc.	46,535	5,936,470
BorgWarner, Inc.	673,861	24,029,883
Dana, Inc. (b)	16,586	233,199
Fox Factory Holding Corp. (a)(b)	68,267	3,182,608
Garrett Motion, Inc. (a)(b)	1,513,085	13,738,812
Gentex Corp.	229,962	8,048,670
LCI Industries	46,345	5,092,389
Lear Corp.	82,483	10,339,244
Mobileye Global, Inc. Class A (a)(b)	75,197	1,929,555
Modine Manufacturing Co. (a)(b)	41,102	4,148,014
Patrick Industries, Inc.	5,746	658,492
Phinia, Inc. (b)	42,300	1,893,348
The Goodyear Tire & Rubber Co. (a)	229,648	2,826,967
Visteon Corp. (a)	13,310	1,482,335
		94,137,272
Automobiles - 0.1%
Harley-Davidson, Inc. (b)	132,600	4,757,688
Thor Industries, Inc.	20,354	2,019,931
Winnebago Industries, Inc. (b)	34,600	2,146,930
		8,924,549
Broadline Retail - 0.1%
1stDibs.com, Inc. (a)	355,085	1,913,908
Dillard's, Inc. Class A (b)	3,556	1,590,777
Kohl's Corp. (b)	142,045	3,180,388
Macy's, Inc.	159,930	3,115,436
Ollie's Bargain Outlet Holdings, Inc. (a)	24,728	2,038,329
		11,838,838
Distributors - 0.7%
LKQ Corp.	786,180	33,829,325
Pool Corp.	90,380	32,857,649
		66,686,974
Diversified Consumer Services - 0.9%
ADT, Inc.	2,025,014	14,397,850
Bright Horizons Family Solutions, Inc. (a)	265,666	27,926,810
Chegg, Inc. (a)(b)	2,614	10,012
Coursera, Inc. (a)	11,812	89,771
Duolingo, Inc. (a)	12,410	2,375,274
Frontdoor, Inc. (a)	225,430	7,973,459
Graham Holdings Co. (b)	3,530	2,656,078
Grand Canyon Education, Inc. (a)	91,015	12,965,997
Laureate Education, Inc.	248,690	3,894,485
Perdoceo Education Corp.	159,261	3,583,373
Service Corp. International	146,960	10,531,154
Strategic Education, Inc.	1,874	212,549
Stride, Inc. (a)	98,397	6,755,938
		93,372,750
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc. (b)	133,800	2,916,840
Bowlero Corp. Class A (b)	966,279	12,030,174
Boyd Gaming Corp.	142,846	7,616,549
Brinker International, Inc. (a)	44,243	3,124,883
Cava Group, Inc. (b)	25,454	2,355,768
Churchill Downs, Inc.	177,583	22,996,999
Dine Brands Global, Inc.	99,048	3,907,444
Domino's Pizza, Inc.	4,510	2,293,696
Everi Holdings, Inc. (a)	18,637	134,746
Expedia Group, Inc. (a)	14,527	1,639,517
GEN Restaurant Group, Inc.	159,690	1,777,350
Genius Sports Ltd. (a)(b)	1,399,655	7,334,192
Jack in the Box, Inc. (b)	17,400	963,264
Krispy Kreme, Inc. (b)	310,038	3,242,997
Kura Sushi U.S.A., Inc. Class A (a)(b)	83,661	8,358,571
Life Time Group Holdings, Inc. (a)	4,948	83,027
Marriott Vacations Worldwide Corp.	8,413	759,442
MGM Resorts International (a)	69,291	2,783,419
Misa Investments Ltd.	243,849	7,659,297
Papa John's International, Inc. (b)	82,375	3,827,143
Planet Fitness, Inc. (a)	150,973	9,607,922
Potbelly Corp. (a)	470,367	4,209,785
Red Rock Resorts, Inc.	3,580	183,475
Sportradar Holding AG (a)(b)	419,196	4,271,607
Super Hi International Holding Ltd. (a)	836,850	1,618,862
Super Hi International Holding Ltd. ADR	102,501	2,080,770
Sweetgreen, Inc. Class A (a)	274,394	8,437,616
Texas Roadhouse, Inc. Class A	87,085	15,036,967
TH International Ltd. (a)(b)	400,963	449,079
Travel+Leisure Co.	600	26,364
Vail Resorts, Inc. (b)	71,766	13,543,680
Wendy's Co. (b)	479,240	8,362,738
Wingstop, Inc.	19,046	7,021,308
		170,655,491
Household Durables - 1.5%
Beazer Homes U.S.A., Inc. (a)	3,978	114,248
Cavco Industries, Inc. (a)	7,633	2,726,508
Century Communities, Inc.	7,988	674,267
Installed Building Products, Inc. (b)	57,201	12,117,460
KB Home	74,804	5,281,162
La-Z-Boy, Inc. (b)	103,200	3,872,064
Leggett & Platt, Inc.	53,930	625,588
LGI Homes, Inc. (a)	19,576	1,879,296
M/I Homes, Inc. (a)	27,761	3,467,904
Meritage Homes Corp.	25,251	4,453,014
Mohawk Industries, Inc. (a)	17,500	2,133,775
NVR, Inc. (a)	288	2,212,050
PulteGroup, Inc.	176,830	20,745,696
SharkNinja, Inc.	204,112	15,639,061
Skyline Champion Corp. (a)	169,448	11,795,275
Taylor Morrison Home Corp. (a)	265,192	15,336,053
Tempur Sealy International, Inc.	55,550	2,853,048
Toll Brothers, Inc.	190,413	23,161,837
TopBuild Corp. (a)(b)	41,515	17,351,194
TRI Pointe Homes, Inc. (a)	98,434	3,812,349
Whirlpool Corp. (b)	28,700	2,669,961
		152,921,810
Leisure Products - 0.4%
Brunswick Corp. (b)	252,756	20,859,953
Clarus Corp. (b)	692,750	4,849,250
Malibu Boats, Inc. Class A (a)(b)	59,183	2,276,178
Mattel, Inc. (a)	27,268	485,098
Polaris, Inc. (b)	84,106	7,031,262
		35,501,741
Specialty Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	1,799	17,414
Abercrombie & Fitch Co. Class A (a)	5,791	1,001,090
Academy Sports & Outdoors, Inc.	85,018	4,904,688
Advance Auto Parts, Inc.	58,503	4,132,652
Asbury Automotive Group, Inc. (a)	26,000	6,111,820
AutoNation, Inc. (a)(b)	59,887	10,195,762
Bath & Body Works, Inc.	203,495	10,569,530
Beyond, Inc. (a)	13,621	206,086
Boot Barn Holdings, Inc. (a)	51,539	6,129,533
Burlington Stores, Inc. (a)	83,851	20,128,433
CarParts.com, Inc. (a)	50,611	59,721
Carvana Co. Class A (a)	11,869	1,186,663
Chewy, Inc. (a)(b)	252,869	5,363,351
Dick's Sporting Goods, Inc.	39,290	8,943,976
Duluth Holdings, Inc. (a)(b)	257	1,015
Five Below, Inc. (a)	132,684	18,327,641
Floor & Decor Holdings, Inc. Class A (a)(b)	13,779	1,610,214
Foot Locker, Inc.	14,012	388,553
Gap, Inc.	17,739	513,721
Group 1 Automotive, Inc. (b)	16,923	5,262,715
Haverty Furniture Companies, Inc. (b)	86,300	2,451,783
Lithia Motors, Inc. Class A (sub. vtg.)	60,455	15,303,579
Monro, Inc. (b)	30,261	715,673
Murphy U.S.A., Inc.	79,796	35,010,495
MYT Netherlands Parent BV ADR (a)	536,367	2,880,291
National Vision Holdings, Inc. (a)	499,892	7,543,370
Penske Automotive Group, Inc. (b)	49,538	7,534,730
Petco Health & Wellness Co., Inc. Class A (a)(b)	141,574	546,476
Revolve Group, Inc. (a)(b)	362,230	6,911,348
RH (a)	2,873	781,255
Sally Beauty Holdings, Inc. (a)(b)	436,238	5,313,379
Signet Jewelers Ltd. (b)	66,362	7,265,975
Sonic Automotive, Inc. Class A (sub. vtg.)	888	50,323
Stitch Fix, Inc. (a)(b)	70,657	174,523
The Aaron's Co., Inc.	186,715	1,583,343
The Buckle, Inc.	27,736	1,068,945
The ODP Corp. (a)	66,800	2,615,888
Upbound Group, Inc.	26,174	859,031
Valvoline, Inc. (a)	333,099	13,523,819
Warby Parker, Inc. (a)	186,030	3,294,591
Wayfair LLC Class A (a)(b)	60,477	3,597,777
Williams-Sonoma, Inc.	63,240	18,543,233
Winmark Corp.	90	32,031
Zumiez, Inc. (a)	23,318	437,912
		243,094,348
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	49,100	1,696,405
Crocs, Inc. (a)	66,480	10,346,947
Deckers Outdoor Corp. (a)	32,651	35,717,582
G-III Apparel Group Ltd. (a)	62,095	1,866,576
On Holding AG (a)(b)	241,832	10,287,533
PVH Corp. (b)	128,942	15,474,329
Ralph Lauren Corp. Class A	61,585	11,509,005
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	246,344	17,593,888
Steven Madden Ltd.	50,890	2,262,061
Tapestry, Inc.	242,547	10,548,369
		117,302,695
TOTAL CONSUMER DISCRETIONARY		994,436,468
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	4,749	1,489,619
Celsius Holdings, Inc. (a)	75,312	6,023,454
Coca-Cola Consolidated, Inc.	7,318	7,179,251
Duckhorn Portfolio, Inc. (a)(b)	40,669	328,199
Molson Coors Beverage Co. Class B (b)	287,581	15,762,315
National Beverage Corp. (a)	33,795	1,561,329
Primo Water Corp.	431,304	9,730,218
The Vita Coco Co., Inc. (a)(b)	30,260	880,869
		42,955,254
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	149,300	3,081,552
Andersons, Inc.	1,029	53,858
BJ's Wholesale Club Holdings, Inc. (a)	437,820	38,558,807
Casey's General Stores, Inc.	32,091	10,647,152
Grocery Outlet Holding Corp. (a)	89,360	1,965,026
Ingles Markets, Inc. Class A	105,937	7,748,232
Performance Food Group Co. (a)	387,855	26,994,708
PriceSmart, Inc.	30,286	2,548,567
SpartanNash Co.	71,900	1,412,835
Sprouts Farmers Market LLC (a)	104,923	8,286,819
U.S. Foods Holding Corp. (a)	85,782	4,531,863
Weis Markets, Inc. (b)	15,650	1,025,858
		106,855,277
Food Products - 1.3%
Bunge Global SA	18,900	2,033,451
Cal-Maine Foods, Inc. (b)	25,879	1,595,958
Conagra Brands, Inc.	90,800	2,713,104
Flowers Foods, Inc.	251,346	5,836,254
Fresh Del Monte Produce, Inc.	15,324	357,969
Freshpet, Inc. (a)	21,347	2,800,086
Ingredion, Inc.	104,129	12,243,488
John B. Sanfilippo & Son, Inc.	9,151	922,695
Lamb Weston Holdings, Inc.	444,188	39,217,359
Lancaster Colony Corp.	75,637	14,030,664
Nomad Foods Ltd.	1,577,493	27,700,777
Oatly Group AB ADR (a)(b)	2,491,764	2,716,023
Pilgrim's Pride Corp. (a)	16,508	593,132
SunOpta, Inc. (a)(b)	566,609	3,405,320
The J.M. Smucker Co.	27,401	3,059,048
The Simply Good Foods Co. (a)	79,619	3,064,535
Tootsie Roll Industries, Inc.	16,811	491,890
Vital Farms, Inc. (a)	44,954	1,860,197
		124,641,950
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	19,077	712,526
Reynolds Consumer Products, Inc.	219,034	6,229,327
Spectrum Brands Holdings, Inc.	157,730	14,154,690
WD-40 Co. (b)	13,366	3,003,207
		24,099,750
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	102,541	5,964,810
elf Beauty, Inc. (a)	71,055	13,280,890
Herbalife Ltd. (a)(b)	159,243	1,640,203
Inter Parfums, Inc.	66,876	8,010,407
MediFast, Inc. (b)	10,741	276,473
The Honest Co., Inc. (a)	3,926,858	10,563,248
USANA Health Sciences, Inc. (a)	10,928	520,173
		40,256,204
Tobacco - 0.2%
Turning Point Brands, Inc.	344,095	11,289,757
Vector Group Ltd.	1,119,494	12,280,849
		23,570,606
TOTAL CONSUMER STAPLES		362,379,041
ENERGY - 3.7%
Energy Equipment & Services - 0.8%
Archrock, Inc.	157,670	3,191,241
Cactus, Inc.	170,091	8,734,173
Championx Corp.	456,416	14,888,290
DOF Group ASA	375,531	3,450,315
Expro Group Holdings NV (a)	189,908	4,168,481
Helmerich & Payne, Inc. (b)	94,778	3,607,251
Newpark Resources, Inc. (a)	720,017	6,105,744
Noble Corp. PLC	93,341	4,336,623
NOV, Inc.	55,203	1,038,920
Patterson-UTI Energy, Inc.	155,228	1,710,613
ProPetro Holding Corp. (a)	28,394	272,015
RPC, Inc. (b)	15,848	108,242
Select Water Solutions, Inc. Class A	174,477	1,907,034
TechnipFMC PLC	550,696	14,422,728
Tidewater, Inc. (a)	29,693	3,068,178
U.S. Silica Holdings, Inc. (a)	17,576	272,252
Weatherford International PLC (a)	57,127	6,874,663
		78,156,763
Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp. (a)	204,713	7,293,924
APA Corp.	135,637	4,140,998
Ardmore Shipping Corp. (b)	40,741	913,006
Berry Corp.	177,200	1,235,084
California Resources Corp. (b)	109,820	5,199,977
Cameco Corp. (b)	417,289	23,163,712
CNX Resources Corp. (a)(b)	174,300	4,584,090
CONSOL Energy, Inc. (b)	27,515	2,852,480
CVR Energy, Inc. (b)	28,082	782,365
Delek U.S. Holdings, Inc.	304,192	7,744,728
DT Midstream, Inc.	129,322	8,674,920
Green Plains, Inc. (a)	191,843	3,293,944
HF Sinclair Corp.	544,228	30,057,712
International Seaways, Inc.	131,017	8,440,115
Kosmos Energy Ltd. (a)	296,581	1,809,144
Magnolia Oil & Gas Corp. Class A (b)	378,383	9,819,039
Matador Resources Co.	150,606	9,555,951
Murphy Oil Corp.	162,968	6,973,401
Navigator Holdings Ltd.	161,339	2,821,819
New Fortress Energy, Inc. Class A (b)	338,149	8,572,077
Northern Oil & Gas, Inc.	288,967	11,827,419
Ovintiv, Inc.	218,714	11,300,952
Par Pacific Holdings, Inc. (a)(b)	101,811	2,763,151
PBF Energy, Inc. Class A	84,145	3,898,438
Permian Resource Corp. Class A	882,954	14,471,616
Plains GP Holdings LP Class A	123,510	2,224,415
Range Resources Corp.	59,522	2,196,957
Rex American Resources Corp. (a)	11,690	584,383
Scorpio Tankers, Inc.	133,216	10,933,037
SM Energy Co. (b)	546,494	27,559,692
Southwestern Energy Co. (a)	426,562	3,212,012
Veren, Inc.	551,481	4,803,400
Viper Energy, Inc.	777,866	29,916,726
Vitesse Energy, Inc. (b)	13,405	342,096
Whitecap Resources, Inc.	1,183,116	9,240,136
World Kinect Corp. (b)	341,671	8,999,614
		292,202,530
TOTAL ENERGY		370,359,293
FINANCIALS - 11.5%
Banks - 3.0%
1st Source Corp.	2,154	110,759
Axos Financial, Inc. (a)(b)	51,599	2,779,638
Bancorp, Inc., Delaware (a)	52,900	1,776,911
Bank OZK (b)	7,652	320,466
BankUnited, Inc. (b)	253,637	7,276,846
Berkshire Hills Bancorp, Inc.	56,303	1,251,616
Brookline Bancorp, Inc., Delaware	971	8,399
Burke & Herbert Financial Services Corp.	2,529	126,703
Cathay General Bancorp	66,800	2,460,912
Citizens Financial Group, Inc.	116,300	4,104,227
Coastal Financial Corp. of Washington (a)(b)	13,031	577,795
Columbia Banking Systems, Inc.	38,380	739,966
Comerica, Inc.	216,337	11,085,108
Commerce Bancshares, Inc. (b)	124,577	6,931,464
ConnectOne Bancorp, Inc.	14,534	270,914
CrossFirst Bankshares, Inc. (a)	9,397	123,007
Cullen/Frost Bankers, Inc.	87,262	8,864,074
Customers Bancorp, Inc. (a)	1,371	62,106
Dime Community Bancshares, Inc.	54,766	1,011,528
East West Bancorp, Inc. (b)	286,863	21,282,366
Eastern Bankshares, Inc.	20,920	286,604
Enterprise Financial Services Corp.	12,896	498,946
Esquire Financial Holdings, Inc.	6,629	303,409
FB Financial Corp.	12,408	459,096
Fifth Third Bancorp	94,000	3,517,480
First Bancorp, Puerto Rico (b)	601,060	10,656,794
First Bancshares, Inc.	3,250	82,388
First Citizens Bancshares, Inc.	17,593	29,880,479
First Hawaiian, Inc.	367,740	7,476,154
First Horizon National Corp. (b)	967,577	15,326,420
First Interstate Bancsystem, Inc.	321,766	8,539,670
First Merchants Corp.	56,174	1,856,551
Flushing Financial Corp.	1,452	18,469
FNB Corp., Pennsylvania	215,283	2,964,447
Fulton Financial Corp.	203,500	3,426,940
Glacier Bancorp, Inc.	85,991	3,214,344
Hancock Whitney Corp.	103,148	4,820,106
Hanmi Financial Corp.	108,800	1,714,688
Heritage Commerce Corp.	193,102	1,573,781
HomeStreet, Inc.	1,485	13,558
HomeTrust Bancshares, Inc.	3,891	107,431
Hope Bancorp, Inc.	278,100	2,928,393
Horizon Bancorp, Inc. Indiana	13,357	163,223
Huntington Bancshares, Inc.	231,031	3,215,952
Independent Bank Corp.	4,299	107,733
Independent Bank Group, Inc.	3,000	138,120
International Bancshares Corp.	5,917	336,263
KeyCorp	89,100	1,280,367
Live Oak Bancshares, Inc. (b)	3,174	109,440
Mercantile Bank Corp.	1,540	58,997
Metropolitan Bank Holding Corp. (a)	678	28,510
Midland States Bancorp, Inc.	6,274	142,545
NB Bancorp, Inc.	61,138	924,407
New York Community Bancorp, Inc. (b)	712,301	2,343,470
OceanFirst Financial Corp.	67,701	1,018,900
OFG Bancorp	100,700	3,742,012
Old National Bancorp, Indiana	194,176	3,318,468
Pathward Financial, Inc.	25,816	1,376,251
Peapack-Gladstone Financial Corp.	43,104	935,357
Peoples Bancorp, Inc.	40,051	1,167,487
Pinnacle Financial Partners, Inc.	71,254	5,665,406
Preferred Bank, Los Angeles (b)	61,221	4,574,433
Premier Financial Corp.	19,659	387,479
Prosperity Bancshares, Inc.	18,652	1,162,020
Provident Financial Services, Inc.	31,432	452,621
RBB Bancorp	3,616	66,426
Regions Financial Corp.	171,700	3,322,395
ServisFirst Bancshares, Inc. (b)	122,843	7,591,697
Southside Bancshares, Inc.	368	9,866
Southstate Corp. (b)	33,825	2,615,011
Texas Capital Bancshares, Inc. (a)	110,519	6,662,085
Tompkins Financial Corp.	854	40,061
UMB Financial Corp. (b)	4,205	346,660
Univest Corp. of Pennsylvania	3,494	76,169
Valley National Bancorp	434,151	3,095,497
Veritex Holdings, Inc.	89,800	1,831,920
WaFd, Inc.	1,822	51,034
Webster Financial Corp.	183,618	8,119,588
WesBanco, Inc.	33,041	911,932
Westamerica Bancorp.	26,274	1,282,697
Western Alliance Bancorp.	329,396	20,761,830
Wintrust Financial Corp.	256,808	25,323,837
Zions Bancorporation NA	244,645	10,566,218
		296,155,337
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	16,500	2,682,900
Artisan Partners Asset Management, Inc. Class A, (b)	67,514	2,972,641
Assetmark Financial Holdings, Inc. (a)	13,334	458,556
BGC Group, Inc. Class A	406,777	3,526,757
Blue Owl Capital, Inc. Class A	17,365	312,396
Carlyle Group LP (b)	358,847	15,416,067
Cboe Global Markets, Inc.	130,822	22,630,898
Cohen & Steers, Inc. (b)	27,467	1,930,655
Diamond Hill Investment Group, Inc.	2,835	425,363
Donnelley Financial Solutions, Inc. (a)	4,309	262,677
Evercore, Inc. Class A	161,747	32,824,936
FactSet Research Systems, Inc.	18,633	7,532,577
Federated Hermes, Inc. (b)	141,399	4,690,205
Hamilton Lane, Inc. Class A	36,153	4,536,840
Houlihan Lokey	80,670	10,918,685
Interactive Brokers Group, Inc.	62,963	7,915,708
Invesco Ltd.	643,421	10,108,144
Jefferies Financial Group, Inc.	54,436	2,532,363
Lazard, Inc. Class A	2,298	92,449
LPL Financial	61,179	17,510,042
Marex Group PLC (b)	410,946	8,309,328
MarketAxess Holdings, Inc.	68,810	13,688,373
Moelis & Co. Class A	190,319	10,773,959
Morningstar, Inc.	23,779	6,854,297
P10, Inc. Class A (b)	1,465,957	11,844,933
PJT Partners, Inc. Class A (b)	40,629	4,333,895
Robinhood Markets, Inc. (a)	37,297	779,507
SEI Investments Co.	161,057	10,905,169
Sprott, Inc. (b)	223,376	10,025,115
StepStone Group, Inc. Class A	227,594	9,772,886
Stifel Financial Corp.	128,092	10,369,047
TPG, Inc.	53,940	2,261,165
Victory Capital Holdings, Inc.	42,700	2,221,681
Virtu Financial, Inc. Class A (b)	621,886	13,681,492
WisdomTree Investments, Inc. (b)	640,329	6,384,080
XP, Inc. Class A	36,290	689,147
		272,174,933
Consumer Finance - 0.4%
Ally Financial, Inc.	99,300	3,869,721
Atlanticus Holdings Corp. (a)(b)	685	17,605
Encore Capital Group, Inc. (a)	1,842	81,490
Enova International, Inc. (a)	60,952	3,757,691
FirstCash Holdings, Inc.	79,958	9,428,647
LendingTree, Inc. (a)	7,438	319,760
MoneyLion, Inc. Class A (a)	2,432	239,552
Navient Corp. (b)	280,800	4,231,656
OneMain Holdings, Inc. (b)	89,982	4,419,916
PRA Group, Inc. (a)(b)	8,213	177,237
PROG Holdings, Inc. (b)	91,529	3,458,881
Regional Management Corp.	73,803	2,029,583
SLM Corp.	550,283	11,809,073
World Acceptance Corp. (a)	30	3,855
		43,844,667
Financial Services - 2.4%
Acacia Research Corp. (a)(b)	2,376,327	13,259,905
Affirm Holdings, Inc. Class A, (a)(b)	34,323	1,004,634
Banco Latinoamericano de Comer Series E	75,700	2,271,757
Cannae Holdings, Inc.	585,743	10,648,808
Cass Information Systems, Inc. (b)	10,867	460,109
Corpay, Inc. (a)	47,244	12,645,801
Enact Holdings, Inc.	59,119	1,815,544
Equitable Holdings, Inc. (b)	313,689	13,014,957
Essent Group Ltd.	68,006	3,855,940
Euronet Worldwide, Inc. (a)	329,458	38,408,214
EVERTEC, Inc. (b)	253,598	8,868,322
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	31,071	5,427,172
Flywire Corp. (a)	349,890	6,000,614
i3 Verticals, Inc. Class A (a)	302,241	5,887,655
International Money Express, Inc. (a)	45,517	949,485
Jack Henry & Associates, Inc.	115,576	19,033,056
MGIC Investment Corp.	261,047	5,481,987
Mr. Cooper Group, Inc. (a)	2,650	221,010
NMI Holdings, Inc. Class A (a)	151,905	5,040,208
PagSeguro Digital Ltd. (a)	157,884	1,934,079
Payoneer Global, Inc. (a)	980,656	5,874,129
PennyMac Financial Services, Inc.	31,336	2,840,608
Radian Group, Inc. (b)	326,247	10,191,956
Remitly Global, Inc. (a)(b)	416,922	5,417,901
Repay Holdings Corp. (a)	323,726	3,153,091
Shift4 Payments, Inc. (a)(b)	115,614	7,778,510
StoneCo Ltd. Class A (a)	17,751	245,674
The Western Union Co. (b)	154,700	1,980,160
Toast, Inc. (a)	13,481	326,645
Voya Financial, Inc.	72,964	5,532,130
Walker & Dunlop, Inc. (b)	95,196	9,137,864
WEX, Inc. (a)	142,002	26,599,815
		235,307,740
Insurance - 2.9%
AMBAC Financial Group, Inc. (a)	32,136	569,450
American Financial Group, Inc.	131,097	17,030,811
American International Group, Inc.	118,190	9,315,736
Assurant, Inc.	12,984	2,252,334
Assured Guaranty Ltd.	53,621	4,167,424
Axis Capital Holdings Ltd.	262,560	19,397,933
Brighthouse Financial, Inc. (a)	18,884	840,527
Brown & Brown, Inc.	221,441	19,821,184
CNA Financial Corp. (b)	173,779	7,983,407
CNO Financial Group, Inc.	171,505	4,920,478
Crawford & Co.:
Class A	410,965	3,731,562
Class B	117,226	1,005,799
Employers Holdings, Inc.	55,974	2,360,983
Erie Indemnity Co. Class A	24,590	8,912,154
Everest Re Group Ltd.	69,528	27,180,581
First American Financial Corp.	44,078	2,449,855
Genworth Financial, Inc. Class A (a)	1,857,317	11,682,524
Globe Life, Inc.	94,872	7,851,607
Goosehead Insurance (a)(b)	24,106	1,554,837
Hanover Insurance Group, Inc.	35,582	4,694,333
Kemper Corp.	187,984	11,248,963
Kinsale Capital Group, Inc. (b)	42,201	16,189,148
Lincoln National Corp. (b)	232,770	7,679,082
Old Republic International Corp.	209,200	6,648,376
Palomar Holdings, Inc. (a)	1,526	129,466
Primerica, Inc. (b)	34,540	7,802,241
Reinsurance Group of America, Inc.	52,031	10,916,104
RenaissanceRe Holdings Ltd.	22,521	5,131,635
RLI Corp. (b)	129,401	18,889,958
Ryan Specialty Group Holdings, Inc.	50,931	2,828,198
Selective Insurance Group, Inc.	760	74,184
The Baldwin Insurance Group, Inc. Class A, (a)	482,138	16,238,408
Universal Insurance Holdings, Inc.	41,975	827,327
Unum Group	148,758	8,012,106
W.R. Berkley Corp.	22,491	1,822,446
White Mountains Insurance Group Ltd.	12,766	23,068,162
		295,229,323
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (b)	346,295	3,320,969
Annaly Capital Management, Inc.	93,300	1,838,010
Granite Point Mortgage Trust, Inc.	48,308	152,170
KKR Real Estate Finance Trust, Inc.	317	2,999
		5,314,148
TOTAL FINANCIALS		1,148,026,148
HEALTH CARE - 9.5%
Biotechnology - 2.1%
4D Molecular Therapeutics, Inc. (a)	2,360	56,569
ACADIA Pharmaceuticals, Inc. (a)	70,614	1,066,271
ADMA Biologics, Inc. (a)	10,241	97,802
Agios Pharmaceuticals, Inc. (a)	373,695	13,580,076
Akero Therapeutics, Inc. (a)	19,604	368,947
Altimmune, Inc. (a)(b)	663,391	4,982,066
Amicus Therapeutics, Inc. (a)	24,249	237,640
Apellis Pharmaceuticals, Inc. (a)	17,276	678,083
Apogee Therapeutics, Inc.	12,264	559,729
Arcturus Therapeutics Holdings, Inc. (a)(b)	227,474	8,828,266
Arcus Biosciences, Inc. (a)(b)	39,680	597,978
Arrowhead Pharmaceuticals, Inc. (a)	9,419	216,166
Ascendis Pharma A/S sponsored ADR (a)(b)	6,845	924,760
Avid Bioservices, Inc. (a)(b)	977,183	7,905,410
Beam Therapeutics, Inc. (a)	9,768	232,674
Blueprint Medicines Corp. (a)	26,921	2,841,781
BridgeBio Pharma, Inc. (a)	41,021	1,148,998
Catalyst Pharmaceutical Partners, Inc. (a)	170,113	2,750,727
Crinetics Pharmaceuticals, Inc. (a)	175,462	7,792,267
CRISPR Therapeutics AG (a)(b)	1,109	59,598
Cytokinetics, Inc. (a)	21,919	1,063,291
Deciphera Pharmaceuticals, Inc. (a)	4,427	113,066
Denali Therapeutics, Inc. (a)	16,747	310,824
Dynavax Technologies Corp. (a)(b)	10,492	125,799
Dyne Therapeutics, Inc. (a)	56,578	1,803,707
Emergent BioSolutions, Inc. (a)(b)	88,638	505,237
Exact Sciences Corp. (a)	169,409	7,699,639
Exelixis, Inc. (a)	208,382	4,519,806
Fate Therapeutics, Inc. (a)	9,071	33,381
Halozyme Therapeutics, Inc. (a)	406,814	18,017,792
Ideaya Biosciences, Inc. (a)	12,367	452,014
Incyte Corp. (a)	30,300	1,751,037
Insmed, Inc. (a)	198,081	10,904,359
Intellia Therapeutics, Inc. (a)(b)	65,256	1,395,173
Ionis Pharmaceuticals, Inc. (a)	35,539	1,335,200
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	420,000	2,646,000
iTeos Therapeutics, Inc. (a)	51,670	864,956
Kiniksa Pharmaceuticals Ltd. (a)(b)	45,012	855,678
Kura Oncology, Inc. (a)	18,329	377,761
Legend Biotech Corp. ADR (a)(b)	84,998	3,400,770
Madrigal Pharmaceuticals, Inc. (a)(b)	16,511	3,899,238
Merus BV (a)	2,276	121,174
Moonlake Immunotherapeutics Class A (a)	13,410	545,251
Myriad Genetics, Inc. (a)	10,524	239,526
Natera, Inc. (a)	229,983	24,500,089
Neurocrine Biosciences, Inc. (a)	89,024	12,054,740
Nurix Therapeutics, Inc. (a)	2,467	38,855
Oyster Point Pharma, Inc. rights (a)(c)	203,167	2
Protagonist Therapeutics, Inc. (a)	6,008	169,125
PTC Therapeutics, Inc. (a)	30,214	1,098,581
PureTech Health PLC (a)(b)	1,204,899	3,627,429
Relay Therapeutics, Inc. (a)	19,576	125,482
Repare Therapeutics, Inc. (a)(b)	3,460	12,041
Repligen Corp. (a)	13,869	2,067,729
Sarepta Therapeutics, Inc. (a)	18,400	2,389,424
SpringWorks Therapeutics, Inc. (a)(b)	248,984	10,322,877
Syndax Pharmaceuticals, Inc. (a)	9,694	186,803
TG Therapeutics, Inc. (a)	16,430	267,809
Twist Bioscience Corp. (a)	2,488	104,247
Ultragenyx Pharmaceutical, Inc. (a)	163,147	6,548,721
United Therapeutics Corp. (a)	56,369	15,508,803
Vanda Pharmaceuticals, Inc. (a)	97,770	499,605
Vaxcyte, Inc. (a)	22,198	1,559,853
Veracyte, Inc. (a)(b)	431,618	8,956,074
Vericel Corp. (a)	9,093	433,736
Viking Therapeutics, Inc. (a)	48,855	3,041,712
Vir Biotechnology, Inc. (a)	21,613	221,966
Voyager Therapeutics, Inc. (a)	9,892	83,093
Xenon Pharmaceuticals, Inc. (a)	21,859	832,172
Zymeworks, Inc. (a)	5,711	48,429
		212,605,884
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)(c)	14,700	28,812
Align Technology, Inc. (a)	9,876	2,540,206
Angiodynamics, Inc. (a)	44,330	279,722
Atricure, Inc. (a)	61,475	1,385,647
Atrion Corp. (b)	1,263	581,296
AxoGen, Inc. (a)(b)	1,167,545	7,974,332
Axonics, Inc. (a)(b)	1,101	73,866
Bausch + Lomb Corp. (a)(b)	251,360	3,855,862
Baxter International, Inc.	72,003	2,454,582
CONMED Corp.	22,404	1,712,562
Embecta Corp.	334,517	4,137,975
Enovis Corp. (a)	16,426	825,735
Envista Holdings Corp. (a)	764,144	14,793,828
Establishment Labs Holdings, Inc. (a)(b)	2,629	137,313
Globus Medical, Inc. (a)	219,519	14,731,920
Haemonetics Corp. (a)	34,780	2,924,302
ICU Medical, Inc. (a)	80,782	8,590,358
Inari Medical, Inc. (a)	34,270	1,713,500
InMode Ltd. (a)(b)	18,592	355,665
Inspire Medical Systems, Inc. (a)	502	79,713
Insulet Corp. (a)	33,193	5,881,468
Integra LifeSciences Holdings Corp. (a)	356,063	11,002,347
iRhythm Technologies, Inc. (a)	18,037	1,591,044
Lantheus Holdings, Inc. (a)	394,141	32,252,558
LeMaitre Vascular, Inc.	16,770	1,322,818
Masimo Corp. (a)	19,171	2,386,790
Merit Medical Systems, Inc. (a)	307,125	24,923,194
Neogen Corp. (a)(b)	430,242	5,657,682
Nevro Corp. (a)	275,556	2,576,449
Novocure Ltd. (a)	69,369	1,526,812
Omnicell, Inc. (a)	63,278	2,062,230
OrthoPediatrics Corp. (a)(b)	108,328	3,420,998
Penumbra, Inc. (a)	34,502	6,537,094
QuidelOrtho Corp. (a)	436,260	19,278,329
STERIS PLC	141,804	31,605,276
Tandem Diabetes Care, Inc. (a)(b)	195,103	9,995,127
Teleflex, Inc.	39,545	8,267,673
The Cooper Companies, Inc.	120,784	11,391,139
TransMedics Group, Inc. (a)	72,132	9,838,805
		260,695,029
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	314,153	21,642,000
AdaptHealth Corp. (a)	246	2,332
Addus HomeCare Corp. (a)	3,811	437,541
AMN Healthcare Services, Inc. (a)(b)	174,418	9,756,943
BrightSpring Health Services, Inc.	83,725	941,906
Castle Biosciences, Inc. (a)	572,916	13,326,026
Chemed Corp.	90,473	50,155,517
Corvel Corp. (a)	9,086	2,179,277
Cross Country Healthcare, Inc. (a)	913	13,805
DaVita, Inc. (a)	17,900	2,633,448
dentalcorp Holdings Ltd. (a)	2,609,069	13,380,823
Encompass Health Corp.	293,843	25,385,097
Guardant Health, Inc. (a)	9,145	247,830
HealthEquity, Inc. (a)	287,304	23,466,991
Henry Schein, Inc. (a)	143,285	9,935,382
Hims & Hers Health, Inc. (a)	13,552	263,180
Molina Healthcare, Inc. (a)	33,994	10,693,833
National Research Corp. Class A	14,272	400,758
Opko Health, Inc. (a)(b)	1,044,896	1,431,508
Patterson Companies, Inc.	201,435	4,953,287
Pediatrix Medical Group, Inc. (a)	564,840	4,128,980
Privia Health Group, Inc. (a)	4,882	84,800
Progyny, Inc. (a)	24,647	664,237
R1 RCM, Inc. (a)	256,294	3,295,941
RadNet, Inc. (a)	37,555	2,202,225
Surgery Partners, Inc. (a)	50,730	1,400,148
Tenet Healthcare Corp. (a)	794	107,365
The Ensign Group, Inc.	9,402	1,139,898
Universal Health Services, Inc. Class B	96,847	18,381,561
		222,652,639
Health Care Technology - 0.4%
Certara, Inc. (a)	663,434	11,245,206
Doximity, Inc. (a)(b)	818,720	22,703,106
Health Catalyst, Inc. (a)	14,974	99,278
HealthStream, Inc.	23,567	643,143
iCAD, Inc. (a)	678,124	983,280
Phreesia, Inc. (a)	23,707	448,536
Simulations Plus, Inc. (b)	15,075	727,218
Teladoc Health, Inc. (a)(b)	254,622	2,861,951
		39,711,718
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	7,230	162,097
Avantor, Inc. (a)(b)	739,343	17,803,379
Azenta, Inc. (a)	167,761	8,473,608
Bio-Rad Laboratories, Inc. Class A (a)	34,978	10,033,789
Bio-Techne Corp.	186,522	14,397,633
BioLife Solutions, Inc. (a)(b)	519,687	11,162,877
Bruker Corp.	15,157	992,935
Charles River Laboratories International, Inc. (a)	2,499	520,892
CryoPort, Inc. (a)(b)	97,742	1,004,788
Fortrea Holdings, Inc.	293,897	7,462,045
Gerresheimer AG	98,179	11,246,541
Harvard Bioscience, Inc. (a)	336,229	1,065,846
ICON PLC (a)	8,456	2,746,678
Lonza Group AG ADR (b)	140,862	7,634,720
Maravai LifeSciences Holdings, Inc. Class A (a)	699,585	6,065,402
MaxCyte, Inc. (a)	659,346	2,953,870
Medpace Holdings, Inc. (a)	47,240	18,250,702
QIAGEN NV	7,368	318,740
Quanterix Corp. (a)	873,171	13,944,541
Seer, Inc. (a)	53,794	96,829
Sotera Health Co. (a)	743,387	8,311,067
Stevanato Group SpA (b)	83,730	1,701,394
West Pharmaceutical Services, Inc.	24,379	8,079,444
		154,429,817
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc. (a)	58,076	2,458,357
Arvinas Holding Co. LLC (a)	94,623	3,135,806
Atea Pharmaceuticals, Inc. (a)	110,737	406,405
Corcept Therapeutics, Inc. (a)(b)	176,903	5,337,164
Elanco Animal Health, Inc. (a)	105,178	1,859,547
Harmony Biosciences Holdings, Inc. (a)(b)	22,809	670,585
Intra-Cellular Therapies, Inc. (a)	126,152	8,482,460
Jazz Pharmaceuticals PLC (a)(b)	73,722	7,759,241
Nuvation Bio, Inc. Class A (a)(b)	42,169	130,724
Organon & Co. (b)	240,443	5,128,649
Pacira Biosciences, Inc. (a)(b)	93,997	2,850,929
Perrigo Co. PLC	85,896	2,364,717
Phathom Pharmaceuticals, Inc. (a)(b)	746,710	7,034,008
Prestige Consumer Healthcare, Inc. (a)	54,454	3,501,937
SIGA Technologies, Inc. (b)	13,551	101,361
Supernus Pharmaceuticals, Inc. (a)	97,658	2,648,485
Tilray Brands, Inc. Class 2 (a)(b)	16,668	30,002
Viatris, Inc.	235,900	2,500,540
		56,400,917
TOTAL HEALTH CARE		946,496,004
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.8%
AAR Corp. (a)	49,846	3,538,568
AeroVironment, Inc. (a)	53,758	10,867,180
Axon Enterprise, Inc. (a)	45,205	12,732,892
BWX Technologies, Inc.	229,335	21,128,634
Cadre Holdings, Inc.	9,396	308,565
Curtiss-Wright Corp.	82,936	23,455,960
Ducommun, Inc. (a)	6,168	358,854
Hexcel Corp.	2,301	158,470
Howmet Aerospace, Inc.	126,325	10,693,411
Huntington Ingalls Industries, Inc.	23,560	5,963,036
Intuitive Machines, Inc. Class A (a)(b)	6,424	32,184
Kratos Defense & Security Solutions, Inc. (a)	830,589	18,057,005
Loar Holdings, Inc. (a)(b)	69,367	3,951,838
Mercury Systems, Inc. (a)	347,378	10,751,349
Moog, Inc. Class A	31,400	5,320,102
Rheinmetall AG ADR	192,435	22,053,051
Textron, Inc.	123,146	10,788,821
Thales SA ADR	251,420	9,131,574
Woodward, Inc.	59,566	11,109,059
		180,400,553
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	700,792	9,460,692
Forward Air Corp. (b)	23,452	393,994
GXO Logistics, Inc. (a)	230,073	11,556,567
		21,411,253
Building Products - 2.0%
A.O. Smith Corp.	152,880	12,786,883
Advanced Drain Systems, Inc.	24,101	4,181,282
American Woodmark Corp. (a)	2,240	192,886
Apogee Enterprises, Inc.	70,192	4,560,374
Armstrong World Industries, Inc.	116,822	13,527,988
Builders FirstSource, Inc. (a)	139,591	22,444,837
Carlisle Companies, Inc.	60,799	25,431,614
Daikin Industries Ltd. ADR (b)	281,787	4,108,454
Fortune Brands Innovations, Inc.	278,110	19,484,387
Gibraltar Industries, Inc. (a)	123,731	9,336,741
Griffon Corp.	63,325	4,276,971
Hayward Holdings, Inc. (a)	710,561	10,296,029
Janus International Group, Inc. (a)	35,682	495,266
Jeld-Wen Holding, Inc. (a)	10,971	170,160
Lennox International, Inc.	24,502	12,314,705
MasterBrand, Inc. (a)(b)	128,334	2,144,461
Munters Group AB (d)	163,454	3,578,217
Owens Corning	81,303	14,721,534
Quanex Building Products Corp. (b)	1,132	37,311
Resideo Technologies, Inc. (a)	5,037	108,799
Simpson Manufacturing Co. Ltd.	61,542	10,211,049
Tecnoglass, Inc. (b)	240,786	12,667,751
The AZEK Co., Inc. Class A, (a)	120,612	5,784,552
Trex Co., Inc. (a)	94,594	8,180,489
Zurn Elkay Water Solutions Cor	81,882	2,563,725
		203,606,465
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	158,608	7,497,400
ACCO Brands Corp. (b)	96,400	490,676
ACV Auctions, Inc. Class A (a)	2,014,816	35,964,466
Brady Corp. Class A	109,624	7,484,030
BrightView Holdings, Inc. (a)(b)	237,232	3,276,174
Casella Waste Systems, Inc. Class A (a)(b)	140,914	14,174,539
Cimpress PLC (a)(b)	87,600	7,227,876
Civeo Corp.	2,473	60,267
CoreCivic, Inc. (a)	1,014,761	16,286,914
Deluxe Corp.	56,100	1,275,153
Driven Brands Holdings, Inc. (a)	577,917	6,640,266
Ennis, Inc.	25,488	536,013
GFL Environmental, Inc. (b)	117,024	3,682,745
Healthcare Services Group, Inc. (a)	28,912	311,671
Millerknoll, Inc. (b)	384,568	10,606,385
MSA Safety, Inc.	75,432	13,577,760
OpenLane, Inc. (a)	323,842	5,586,275
RB Global, Inc. (b)	388,002	28,199,985
Stericycle, Inc. (a)	373,732	19,262,147
Tetra Tech, Inc.	14,087	2,951,086
The Brink's Co.	182,237	18,814,148
UniFirst Corp.	86,787	13,764,418
Viad Corp. (a)	131,197	4,585,335
Waste Connections, Inc. (United States)	88,228	14,497,625
		236,753,354
Construction & Engineering - 1.7%
AECOM	50,905	4,446,043
API Group Corp. (a)	257,996	9,194,977
Argan, Inc.	116,798	8,249,443
Comfort Systems U.S.A., Inc. (b)	50,200	16,432,468
Dycom Industries, Inc. (a)	46,608	8,387,576
EMCOR Group, Inc.	82,569	32,091,268
Fluor Corp. (a)	209,781	9,104,495
Granite Construction, Inc. (b)	62,835	3,913,992
IES Holdings, Inc. (a)	27,386	4,174,996
MasTec, Inc. (a)	105,309	11,820,935
Matrix Service Co. (a)	254,189	3,070,603
MDU Resources Group, Inc.	253,625	6,401,495
MYR Group, Inc. (a)	1,636	253,678
Orion Group Holdings, Inc. (a)	397,043	4,280,124
Primoris Services Corp.	74,256	4,066,259
Sterling Construction Co., Inc. (a)	14,874	1,827,568
Valmont Industries, Inc.	13,146	3,304,904
Willscot Mobile Mini Holdings (a)	1,099,743	43,362,866
		174,383,690
Electrical Equipment - 1.5%
Acuity Brands, Inc. (b)	80,473	20,891,596
Atkore, Inc. (b)	291,711	44,383,829
Encore Wire Corp.	16,199	4,677,137
EnerSys	49,612	5,350,158
Generac Holdings, Inc. (a)	65,487	9,640,341
nVent Electric PLC	176,375	14,353,398
Powell Industries, Inc. (b)	9,004	1,619,459
Regal Rexnord Corp.	45,588	6,817,230
Sensata Technologies PLC	639,819	26,437,321
Shoals Technologies Group, Inc. (a)	564,868	4,445,511
Vertiv Holdings Co.	75,137	7,368,686
		145,984,666
Ground Transportation - 0.6%
ArcBest Corp.	95,618	10,089,611
Heartland Express, Inc.	264,990	2,999,687
Knight-Swift Transportation Holdings, Inc. Class A	246,811	11,908,631
Landstar System, Inc.	82,231	14,968,509
Lyft, Inc. (a)	9,171	143,159
Ryder System, Inc. (b)	42,000	5,101,740
Saia, Inc. (a)	14,911	6,105,756
XPO, Inc. (a)	41,389	4,427,795
		55,744,888
Machinery - 3.1%
AGCO Corp.	60,000	6,439,800
Allison Transmission Holdings, Inc.	287,240	21,775,664
Atmus Filtration Technologies, Inc.	86,330	2,662,417
Chart Industries, Inc. (a)(b)	122,206	19,190,008
CNH Industrial NV (b)	405,400	4,281,024
Crane Co.	48,158	7,179,395
Donaldson Co., Inc. (b)	156,116	11,502,627
Flowserve Corp.	138,826	6,899,652
Gates Industrial Corp. PLC (a)(b)	897,450	15,633,579
Graco, Inc.	237,712	19,195,244
Hillman Solutions Corp. Class A (a)	889,433	8,173,889
IDEX Corp.	73,261	15,285,175
Ingersoll Rand, Inc.	23,842	2,218,498
ITT, Inc.	88,912	11,814,627
Kadant, Inc. (b)	11,542	3,301,127
Kennametal, Inc. (b)	57,724	1,486,393
Lincoln Electric Holdings, Inc.	94,097	18,476,887
Manitowoc Co., Inc. (a)	39,707	493,558
Middleby Corp. (a)	98,237	12,663,732
Mueller Industries, Inc. (b)	202,728	11,942,706
Nordson Corp.	58,307	13,685,819
Omega Flex, Inc. (b)	3,289	194,742
Oshkosh Corp.	177,808	20,222,104
RBC Bearings, Inc. (a)(b)	76,607	22,620,515
Shyft Group, Inc. (The)	8,167	103,476
Snap-On, Inc.	74,336	20,283,321
Standex International Corp. (b)	11,732	1,973,440
Timken Co. (b)	24,900	2,163,561
Titan International, Inc. (a)	109,800	908,046
Toro Co.	315,182	25,274,445
Watts Water Technologies, Inc. Class A (b)	26,982	5,372,926
		313,418,397
Marine Transportation - 0.4%
Kirby Corp. (a)	70,448	8,747,528
Matson, Inc.	162,195	20,793,399
Navios Maritime Partners LP (b)	53,222	2,630,763
Star Bulk Carriers Corp. (b)	263,592	7,138,071
		39,309,761
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	199,277	8,373,620
American Airlines Group, Inc. (a)(b)	69,358	797,617
Hawaiian Holdings, Inc. (a)	4,181	57,112
JetBlue Airways Corp. (a)(b)	201,955	1,128,928
United Airlines Holdings, Inc. (a)	49,900	2,644,201
		13,001,478
Professional Services - 3.3%
Alight, Inc. Class A (a)	6,564,494	50,874,829
Barrett Business Services, Inc.	6,233	824,875
Booz Allen Hamilton Holding Corp. Class A	51,446	7,830,596
Broadridge Financial Solutions, Inc.	36,738	7,375,888
CACI International, Inc. Class A (a)	68,973	29,277,659
CBIZ, Inc. (a)	217,014	16,454,001
Clarivate PLC (a)(b)	820,135	4,674,770
Concentrix Corp.	44,716	2,742,432
CSG Systems International, Inc.	31,500	1,359,225
Dun & Bradstreet Holdings, Inc.	722,217	6,926,061
ExlService Holdings, Inc. (a)	533,053	15,916,963
Exponent, Inc.	49,908	4,747,249
First Advantage Corp. (b)	828,614	13,307,541
Forrester Research, Inc. (a)	134,928	2,427,355
Franklin Covey Co. (a)	12,709	470,233
FTI Consulting, Inc. (a)	31,653	6,799,064
Genpact Ltd. (b)	160,758	5,314,659
Heidrick & Struggles International, Inc.	62,635	2,147,128
Huron Consulting Group, Inc. (a)	36,455	3,219,341
Insperity, Inc.	19,420	1,839,462
Jacobs Solutions, Inc.	31,399	4,375,137
KBR, Inc.	911	59,816
Kelly Services, Inc. Class A (non-vtg.)	77,059	1,675,263
Kforce, Inc. (b)	20,836	1,287,873
ManpowerGroup, Inc. (b)	76,247	5,689,551
Marlowe PLC (b)	2,389,828	17,019,529
Maximus, Inc.	125,425	10,799,093
Paycor HCM, Inc. (a)	196,817	2,434,626
Paylocity Holding Corp. (a)	150,820	21,442,079
Robert Half, Inc.	236,437	15,186,349
Science Applications International Corp.	25,204	3,393,719
SS&C Technologies Holdings, Inc.	242,724	15,061,024
TransUnion	275,589	19,820,361
TriNet Group, Inc.	23,220	2,414,183
UL Solutions, Inc. Class A	238,464	9,197,556
Verra Mobility Corp. (a)	420,142	11,192,583
WNS Holdings Ltd.	115,140	5,781,179
		331,359,252
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	74,954	14,466,122
Beacon Roofing Supply, Inc. (a)	100,652	9,769,283
BlueLinx Corp. (a)	8,554	880,121
Boise Cascade Co.	32,032	4,397,673
Core & Main, Inc. (a)	448,816	25,833,849
Custom Truck One Source, Inc. Class A (a)(b)	672,475	3,207,706
DNOW, Inc. (a)	185,026	2,699,529
EVI Industries, Inc.	71,810	1,504,420
GATX Corp.	7,533	1,039,253
GMS, Inc. (a)	5,371	504,659
Herc Holdings, Inc.	56,184	8,150,613
Hudson Technologies, Inc. (a)	265,180	2,362,754
McGrath RentCorp.	23,751	2,588,384
MSC Industrial Direct Co., Inc. Class A	72,177	6,200,004
SiteOne Landscape Supply, Inc. (a)(b)	82,814	12,821,263
Watsco, Inc. (b)	29,757	14,131,599
WESCO International, Inc.	80,477	14,444,817
		125,002,049
TOTAL INDUSTRIALS		1,840,375,806
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(b)	439,181	4,607,009
Calix, Inc. (a)	209,918	7,494,073
Ciena Corp. (a)	75,677	3,645,361
Clearfield, Inc. (a)(b)	76,470	2,925,742
Extreme Networks, Inc. (a)	123,003	1,371,483
Infinera Corp. (a)(b)	553,137	3,163,944
Juniper Networks, Inc.	314,369	11,213,542
KVH Industries, Inc. (a)	1,756	9,096
Lumentum Holdings, Inc. (a)	137,180	5,967,330
NETGEAR, Inc. (a)	69,933	965,775
NetScout Systems, Inc. (a)	63,255	1,299,258
ViaSat, Inc. (a)(b)	33,397	564,075
		43,226,688
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics, Inc. (a)	128,390	16,858,891
Avnet, Inc.	199,020	10,866,492
Badger Meter, Inc.	31,776	6,131,497
Bel Fuse, Inc. Class B (non-vtg.) (b)	124,514	8,491,855
Belden, Inc.	98,725	9,446,995
Benchmark Electronics, Inc.	1,787	76,966
Celestica, Inc. (a)	273,679	15,304,130
Cognex Corp.	752,056	34,233,589
CTS Corp. (b)	30,075	1,592,471
ePlus, Inc. (a)	85,476	6,397,024
Fabrinet (a)	51,064	12,231,360
Flex Ltd. (a)	447,666	14,831,175
Identiv, Inc. (a)	666,297	2,898,392
Insight Enterprises, Inc. (a)	11,746	2,296,343
IPG Photonics Corp. (a)	29,144	2,527,659
Itron, Inc. (a)	10,097	1,085,932
Jabil, Inc.	43,612	5,185,467
Littelfuse, Inc.	1,442	370,017
Methode Electronics, Inc. (b)	14,767	173,955
Napco Security Technologies, Inc.	28,641	1,422,026
Novanta, Inc. (a)	22,593	3,663,681
Par Technology Corp. (a)(b)	152,993	6,826,548
PC Connection, Inc.	12,164	822,773
Powerfleet, Inc. (a)(b)	1,588,444	8,434,638
Sanmina Corp. (a)	135,595	9,293,681
ScanSource, Inc. (a)	52,000	2,466,360
TD SYNNEX Corp.	282,842	37,007,047
Trimble, Inc. (a)	574,881	32,009,374
TTM Technologies, Inc. (a)	603,709	11,228,987
Vishay Intertechnology, Inc. (b)	69,300	1,637,559
Vishay Precision Group, Inc. (a)	11,981	404,598
Vontier Corp.	218,870	8,750,423
Zebra Technologies Corp. Class A (a)	21,609	6,749,355
		281,717,260
IT Services - 0.5%
Akamai Technologies, Inc. (a)	30,209	2,786,478
Amdocs Ltd.	169,145	13,362,455
Applied Digital Corp. (a)(b)	360,293	1,524,039
Brightcove, Inc. (a)	4,709	9,842
Couchbase, Inc. (a)	245,809	5,572,490
DXC Technology Co. (a)	13,704	213,097
Fastly, Inc. Class A (a)(b)	12,086	94,754
Globant SA (a)	52,128	8,398,863
Hackett Group, Inc. (b)	22,277	497,000
Kyndryl Holdings, Inc. (a)	77,159	2,053,201
Okta, Inc. (a)	126,325	11,202,501
Squarespace, Inc. Class A (a)	6,513	286,572
		46,001,292
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research, Inc. Class A, (a)	362,798	7,836,437
Allegro MicroSystems LLC (a)(b)	313,039	9,434,995
Ambarella, Inc. (a)	91,534	5,332,771
Amkor Technology, Inc.	586,188	19,103,867
Astera Labs, Inc. (b)	5,290	341,417
Axcelis Technologies, Inc. (a)	75,300	8,470,497
Cirrus Logic, Inc. (a)	71,421	8,191,989
Credo Technology Group Holding Ltd. (a)	11,827	308,330
Diodes, Inc. (a)	48,679	3,608,574
Entegris, Inc.	227,359	28,726,810
FormFactor, Inc. (a)	211,919	11,596,208
GlobalFoundries, Inc. (a)(b)	213,411	10,457,139
indie Semiconductor, Inc. (a)(b)	934,425	6,232,615
Lattice Semiconductor Corp. (a)	246,245	18,281,229
MACOM Technology Solutions Holdings, Inc. (a)(b)	125,980	12,741,617
Maxeon Solar Technologies Ltd. (a)(b)	23,234	43,680
Micron Technology, Inc.	81,491	10,186,375
Monolithic Power Systems, Inc.	3,557	2,616,636
NVE Corp. (b)	4,761	369,120
ON Semiconductor Corp. (a)	37,047	2,705,913
Onto Innovation, Inc. (a)	18,847	4,084,145
Photronics, Inc. (a)	66,907	1,829,906
Power Integrations, Inc. (b)	307,995	23,410,700
Qorvo, Inc. (a)	24,133	2,374,446
Rambus, Inc. (a)	2,714	149,976
Semtech Corp. (a)(b)	121,605	4,729,218
Silicon Laboratories, Inc. (a)	39,455	4,978,037
Silicon Motion Tech Corp. sponsored ADR	110,592	8,636,129
Skyworks Solutions, Inc.	13,100	1,213,846
SMART Global Holdings, Inc. (a)	215,256	4,429,968
SolarEdge Technologies, Inc. (a)	6,306	308,931
Synaptics, Inc. (a)	79,536	7,453,319
Teradyne, Inc.	63,452	8,942,925
Universal Display Corp.	13,144	2,309,401
		241,437,166
Software - 3.9%
8x8, Inc. (a)	1,024,530	2,796,967
ACI Worldwide, Inc. (a)	532,935	19,190,989
Adeia, Inc. (b)	161,900	1,915,277
Alarm.com Holdings, Inc. (a)	80,128	5,241,172
American Software, Inc. Class A	28,501	292,420
AppLovin Corp. Class A, (a)	83,907	6,836,742
Blackbaud, Inc. (a)	71,909	5,604,587
Box, Inc. Class A (a)	20,074	547,017
CCC Intelligent Solutions Holdings, Inc. Class A (a)	752,447	8,412,357
Cellebrite DI Ltd. (a)(b)	520,715	5,545,615
Check Point Software Technologies Ltd. (a)	34,019	5,119,860
Clear Secure, Inc. (b)	29,865	504,420
Clearwater Analytics Holdings, Inc. (a)	782,555	14,852,894
CommVault Systems, Inc. (a)	127,178	13,682,445
Confluent, Inc. (a)	17,025	442,139
Consensus Cloud Solutions, Inc. (a)	387,320	7,308,728
CyberArk Software Ltd. (a)	52,294	11,988,400
Descartes Systems Group, Inc. (a)	142,448	13,152,224
Digital Turbine, Inc. (a)(b)	423,907	801,184
Dolby Laboratories, Inc. Class A	60,682	4,915,849
Dropbox, Inc. Class A (a)	104,907	2,363,555
Dynatrace, Inc. (a)	323,799	14,807,328
Elastic NV (a)	27,498	2,861,167
Fair Isaac Corp. (a)	1,419	1,830,411
Five9, Inc. (a)	54,006	2,525,321
Freshworks, Inc. (a)	110,945	1,428,972
Gen Digital, Inc.	574,336	14,260,763
GitLab, Inc. (a)	22,600	1,066,494
Guidewire Software, Inc. (a)(b)	78,440	8,935,885
HashiCorp, Inc. (a)	1,903	63,903
HubSpot, Inc. (a)	2,890	1,765,935
Hut 8 Mining Corp. (a)(b)	22,104	192,084
Informatica, Inc. (a)	37,582	1,084,241
Intapp, Inc. (a)	4,396	157,816
InterDigital, Inc. (b)	37,585	4,279,804
JFrog Ltd. (a)(b)	207,407	6,672,283
Klaviyo, Inc. Class A (b)	73,798	1,670,787
Liveramp Holdings, Inc. (a)	14,215	444,787
Manhattan Associates, Inc. (a)	199,791	43,862,116
MicroStrategy, Inc. Class A (a)(b)	419	638,761
Mitek Systems, Inc. (a)(b)	433,216	5,436,861
Model N, Inc. (a)	9,060	270,803
Monday.com Ltd. (a)	9,478	2,141,175
N-able, Inc. (a)	302,460	4,037,841
nCino, Inc. (a)	329,508	10,059,879
NCR Voyix Corp. (a)	469,868	6,192,860
NICE Ltd. sponsored ADR (a)	49,145	9,021,548
Nutanix, Inc. Class A (a)	153,158	8,471,935
Ooma, Inc. (a)	22,185	191,678
Oracle Corp.	22,959	2,690,565
Pegasystems, Inc.	44,601	2,562,773
Procore Technologies, Inc. (a)(b)	87,758	5,891,195
PTC, Inc. (a)	13,945	2,457,667
Q2 Holdings, Inc. (a)	11,753	714,817
Qualys, Inc. (a)	94,610	13,304,058
RingCentral, Inc. (a)	11,243	384,511
Rubrik, Inc.	7,177	218,755
Samsara, Inc. (a)	31,720	1,076,260
Sapiens International Corp. NV	1,281	42,939
Semrush Holdings, Inc. (a)	5,584	85,212
SentinelOne, Inc. (a)	64,259	1,081,479
Similarweb Ltd. (a)	717,492	5,517,513
Smartsheet, Inc. (a)	471,914	17,460,818
Telos Corp. (a)	671,233	3,040,685
Tenable Holdings, Inc. (a)	147,077	6,205,179
Teradata Corp. (a)	42,508	1,386,186
Tyler Technologies, Inc. (a)	47,401	22,769,544
Varonis Systems, Inc. (a)	43,446	1,866,440
Verint Systems, Inc. (a)(b)	14,876	441,222
WalkMe Ltd. (a)	781,714	7,113,597
Zeta Global Holdings Corp. (a)	709,704	11,589,466
Zuora, Inc. (a)	8,555	86,833
		393,875,993
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc.	49,612	6,923,851
NetApp, Inc.	33,357	4,017,184
Pure Storage, Inc. Class A (a)	197,656	11,916,680
Super Micro Computer, Inc. (a)	19,590	15,368,551
Western Digital Corp. (a)	191,950	14,451,916
Xerox Holdings Corp. (b)	164,200	2,308,652
		54,986,834
TOTAL INFORMATION TECHNOLOGY		1,061,245,233
MATERIALS - 4.2%
Chemicals - 1.1%
AdvanSix, Inc.	2,906	68,872
Ashland, Inc.	37,441	3,750,465
Avient Corp.	318,444	14,228,078
Axalta Coating Systems Ltd. (a)	323,873	11,526,640
Balchem Corp.	31,786	4,882,330
Cabot Corp. (b)	28,148	2,879,540
CF Industries Holdings, Inc.	97,140	7,744,972
Eastman Chemical Co.	22,300	2,259,659
Ecovyst, Inc. (a)	263,018	2,446,067
Element Solutions, Inc.	304,441	7,315,717
FMC Corp.	42,142	2,568,555
Hawkins, Inc.	18,484	1,614,023
Huntsman Corp.	174,655	4,331,444
Ingevity Corp. (a)	2,526	123,395
Innospec, Inc.	23,936	3,130,829
Koppers Holdings, Inc.	69,950	3,100,884
LSB Industries, Inc. (a)	44,967	441,126
Methanex Corp.	51,379	2,758,025
Minerals Technologies, Inc.	58,137	5,043,385
NewMarket Corp. (b)	6,807	3,642,221
Perimeter Solutions SA (a)(b)	744,012	5,654,491
Quaker Chemical Corp.	3,522	638,715
Rayonier Advanced Materials, Inc. (a)	17,106	96,649
RPM International, Inc. (b)	191,451	21,461,657
The Chemours Co. LLC (b)	50,800	1,260,856
The Mosaic Co.	74,300	2,298,099
		115,266,694
Construction Materials - 0.5%
Eagle Materials, Inc.	146,627	34,074,649
Knife River Holding Co.	28,306	2,001,517
Summit Materials, Inc. (a)	253,700	9,802,968
		45,879,134
Containers & Packaging - 1.4%
Aptargroup, Inc.	179,782	26,552,004
Avery Dennison Corp.	43,379	9,872,627
Berry Global Group, Inc. (b)	807,279	48,339,867
CCL Industries, Inc. Class B	360,696	18,591,213
Crown Holdings, Inc.	177,261	14,923,604
Graphic Packaging Holding Co.	322,415	9,130,793
Greif, Inc. Class A	29,100	1,889,754
O-I Glass, Inc. (a)	138,600	1,758,834
Packaging Corp. of America	688	126,241
Ranpak Holdings Corp. (A Shares) (a)	844,994	5,272,763
Silgan Holdings, Inc.	43,900	2,074,275
TriMas Corp.	105,013	2,795,446
		141,327,421
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd. (United States)	251,332	17,143,356
Alcoa Corp.	22,611	1,000,989
AngloGold Ashanti PLC (b)	462,804	11,195,229
ATI, Inc. (a)	164,240	10,074,482
Boliden AB	102,029	3,576,444
Cleveland-Cliffs, Inc. (a)	267,650	4,624,992
Coeur d'Alene Mines Corp. (a)	11,083	63,727
Commercial Metals Co.	41,251	2,323,256
Eldorado Gold Corp. (a)	839,892	13,581,054
Ferroglobe PLC	385,114	2,291,428
Materion Corp.	6,302	720,823
Olympic Steel, Inc.	2,891	150,737
Radius Recycling, Inc. Class A	12,108	207,168
Reliance, Inc.	10,700	3,218,346
Royal Gold, Inc.	16,294	2,088,728
Ryerson Holding Corp.	42,106	1,000,018
SSR Mining, Inc.	6,929	37,001
Steel Dynamics, Inc.	62,600	8,380,262
Teck Resources Ltd. Class B	329,263	17,138,139
United States Steel Corp. (b)	18,582	712,620
Warrior Metropolitan Coal, Inc.	76,868	5,260,077
		104,788,876
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	34,945	3,203,758
Sylvamo Corp. (b)	197,736	14,102,532
		17,306,290
TOTAL MATERIALS		424,568,415
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Agree Realty Corp.	133,240	8,095,662
American Assets Trust, Inc.	79,609	1,731,496
Americold Realty Trust	397,882	10,611,513
Apple Hospitality (REIT), Inc.	111,100	1,604,284
Brandywine Realty Trust (SBI)	309,103	1,424,965
Brixmor Property Group, Inc.	251,900	5,670,269
Broadstone Net Lease, Inc.	235,710	3,618,149
City Office REIT, Inc.	261,000	1,286,730
Cousins Properties, Inc.	12,721	294,237
CubeSmart	321,014	13,582,102
EastGroup Properties, Inc.	90,971	15,026,590
EPR Properties	72,200	2,963,088
Equity Commonwealth (a)	109,909	2,122,343
Equity Lifestyle Properties, Inc.	165,802	10,407,392
Essex Property Trust, Inc.	8,029	2,085,854
First Industrial Realty Trust, Inc.	160,788	7,576,331
Franklin Street Properties Corp.	275,093	544,684
Gaming & Leisure Properties	25,350	1,138,215
Healthcare Realty Trust, Inc.	554,011	8,991,599
Host Hotels & Resorts, Inc.	270,282	4,848,859
Independence Realty Trust, Inc.	52,522	877,117
Industrial Logistics Properties Trust	121,900	459,563
Kilroy Realty Corp.	111,325	3,732,727
Kimco Realty Corp.	163,158	3,158,739
Kite Realty Group Trust	132,581	2,906,176
Lamar Advertising Co. Class A	77,008	9,095,415
Mid-America Apartment Communities, Inc.	84,817	11,340,881
NexPoint Residential Trust, Inc.	34,022	1,247,587
NNN (REIT), Inc.	218,482	9,125,993
Office Properties Income Trust (b)	133,162	304,941
Omega Healthcare Investors, Inc.	61,500	1,988,295
Outfront Media, Inc.	14,044	202,936
Paramount Group, Inc.	9,894	45,018
Park Hotels & Resorts, Inc.	229,017	3,632,210
Pebblebrook Hotel Trust	4,329	61,255
Piedmont Office Realty Trust, Inc. Class A	272,092	1,983,551
RLJ Lodging Trust	9,871	98,513
Ryman Hospitality Properties, Inc.	150,652	15,829,006
Sabra Health Care REIT, Inc.	228,700	3,334,446
Service Properties Trust	233,100	1,254,078
STAG Industrial, Inc.	214,338	7,514,690
Summit Hotel Properties, Inc.	2,244	13,733
Sun Communities, Inc.	39,927	4,710,987
Tanger, Inc.	51,500	1,429,125
Uniti Group, Inc. (b)	315,720	997,675
		188,969,019
Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc. (a)	35,847	145,897
Cushman & Wakefield PLC (a)	1,088,847	12,097,090
eXp World Holdings, Inc. (b)	25,164	282,088
Forestar Group, Inc. (a)	15,006	510,354
Jones Lang LaSalle, Inc. (a)	53,655	10,842,066
Newmark Group, Inc. Class A	248,618	2,588,113
Opendoor Technologies, Inc. Class A (a)(b)	60,850	132,653
Real Matters, Inc. (a)	272,538	1,109,230
The RMR Group, Inc. Class A (b)	14,149	332,926
The St. Joe Co.	12,484	706,594
Zillow Group, Inc. Class A (a)	4,493	180,394
		28,927,405
TOTAL REAL ESTATE		217,896,424
UTILITIES - 1.3%
Electric Utilities - 0.5%
Allete, Inc.	7,765	490,360
IDACORP, Inc.	174,096	16,620,945
NRG Energy, Inc.	136,300	11,040,300
Pinnacle West Capital Corp.	25,620	2,020,393
PNM Resources, Inc.	262,957	10,081,771
Portland General Electric Co.	234,025	10,428,154
		50,681,923
Gas Utilities - 0.3%
Atmos Energy Corp.	93,840	10,877,933
Brookfield Infrastructure Corp. A Shares	1,913	65,903
National Fuel Gas Co. (b)	37,300	2,132,068
New Jersey Resources Corp.	71,415	3,103,696
ONE Gas, Inc. (b)	11,958	736,972
Southwest Gas Holdings, Inc.	117,914	9,148,947
UGI Corp.	140,043	3,565,495
		29,631,014
Independent Power and Renewable Electricity Producers - 0.3%
Talen Energy Corp.	90,341	10,402,766
Vistra Corp.	208,342	20,642,525
		31,045,291
Multi-Utilities - 0.2%
Avista Corp.	4,185	154,761
Black Hills Corp.	1,655	93,425
CenterPoint Energy, Inc.	180,140	5,496,071
NiSource, Inc.	98,657	2,866,972
NorthWestern Energy Corp.	178,123	9,255,271
		17,866,500
Water Utilities - 0.0%
Consolidated Water Co., Inc. (b)	13,478	365,254
TOTAL UTILITIES		129,589,982
TOTAL COMMON STOCKS (Cost $5,921,126,136)		7,676,326,657

Equity Funds - 21.8%
	Shares	Value ($)
Mid-Cap Blend Funds - 4.6%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	71,411,363	458,460,950
Sector Funds - 0.8%
Fidelity SAI Real Estate Index Fund (e)	11,950,630	82,339,838
Small Blend Funds - 10.9%
Fidelity Small Cap Discovery Fund (e)	50,073	1,374,015
Fidelity Small Cap Index Fund (e)	35,308,812	908,142,624
PIMCO StocksPLUS Small Fund Institutional Class	24,366,643	182,749,825
TOTAL SMALL BLEND FUNDS		1,092,266,464
Small Growth Funds - 5.5%
Fidelity Advisor Small Cap Growth Fund Class Z (e)	17,294,980	550,499,200
TOTAL EQUITY FUNDS (Cost $2,082,459,727)		2,183,566,452

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,040,299	1,040,507
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	580,460,777	580,518,823
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (h)	151,978,177	151,978,177
TOTAL MONEY MARKET FUNDS (Cost $733,537,507)		733,537,507

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $8,737,123,370)	10,593,430,616
NET OTHER ASSETS (LIABILITIES) - (5.8)% (i)	(576,218,544)
NET ASSETS - 100.0%	10,017,212,072

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Jun 2024	2,387,170	68,241	68,241
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Jun 2024	897,570	2,847	2,847

TOTAL FUTURES CONTRACTS					71,088
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,578,217 or 0.0% of net assets.

(e)	Affiliated Fund
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	Includes $232,300 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,085,953	4,748,998	4,794,444	11,121	-	-	1,040,507	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	462,484,501	581,391,013	463,356,691	626,420	-	-	580,518,823	2.3%
Total	463,570,454	586,140,011	468,151,135	637,541	-	-	581,559,330

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	539,430,413	-	-	-	-	11,068,787	550,499,200
Fidelity SAI Real Estate Index Fund	84,012,926	-	-	-	-	(1,673,088)	82,339,838
Fidelity SAI Small-Mid Cap 500 Index Fund	443,958,288	73,511,598	65,997,455	-	1,683,736	5,304,783	458,460,950
Fidelity Small Cap Discovery Fund	1,387,535	-	-	-	-	(13,520)	1,374,015
Fidelity Small Cap Index Fund	889,070,661	73,511,570	65,997,455	-	1,123,878	10,433,970	908,142,624
	1,957,859,823	147,023,168	131,994,910	-	2,807,614	25,120,932	2,000,816,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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